Stockholders’ Equity - Schedule of Warrant Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Warrant Activity Abstract
Warrants, Outstanding	2,401,378
Weighted Average Exercise Price, outstanding	$ 12.51
Weighted Average Remaining Contractual Life (in years), outstanding	3 years 6 months 18 days	3 years 2 months 23 days
Warrants, exercisable		2,040,800
Weighted Average Exercise Price, exercisable		$ 11.42
Weighted Average Remaining Contractual Life (in years), exercisable		3 years 2 months 23 days
Warrants, Granted		67,292
Weighted Average Exercise Price, Granted		$ 10
Weighted Average Remaining Contractual Life (in years), Granted		5 years	10 years
Warrants, Exercised		(427,768)
Weighted Average Exercise Price, Exercised
Warrants, Forfeited/Cancelled		(102)
Weighted Average Exercise Price, Forfeited/Cancelled
Warrants, outstanding		2,040,800
Weighted Average Exercise Price, outstanding		$ 11.42